UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2016 (Unaudited)

Deutsche Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 101.2%
Alaska 0.2%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	790,000	815,383
Arizona 2.5%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, Prerefunded 1/1/2017 @ 100, 5.0%, 1/1/2019	2,000,000	2,083,740
Series D, 5.5%, 1/1/2019	5,000,000	5,457,400
Maricopa County, AZ, Certificates of Participation, 5.0%, 7/1/2018	680,000	745,790
Pima County, AZ, Regional Transportation Excise Tax Revenue, Regional Transportation Fund, 4.0%, 6/1/2016	1,290,000	1,306,692
		9,593,622
California 7.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B, 1.5%, Mandatory Put 4/2/2018 @ 100, 4/1/2047	1,000,000	1,009,260
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.1% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	5,490,000	5,490,000
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,531,200
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.31% *, Mandatory Put 12/1/2017 @ 100, 12/1/2035	5,715,000	5,688,997
California, State General Obligation, 5.25%, 4/1/2022	1,615,000	1,836,917
California, State Public Works Board Lease Revenue, Various Capital Project, Series I, 5.0%, 11/1/2021	1,000,000	1,209,240
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,185,300
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,469,740
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,610,063
Series C, 5.0%, 5/1/2020	2,000,000	2,336,420
		27,367,137
District of Columbia 0.5%
Metropolitan Washington, DC, Airport Authority System Revenue, Series A, AMT, 5.0%, 10/1/2016	2,000,000	2,060,640
Florida 9.7%
Broward County, FL, Airport Systems Revenue:
Series P-1, AMT, 5.0%, 10/1/2020	2,000,000	2,324,480
Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	3,133,046
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	2,725,000	3,153,016
Series A-1, 5.0%, 6/1/2021	1,910,000	2,251,355
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	500,000	522,150
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,398,350
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,492,813
Miami-Dade County, FL, Aviation Revenue:
AMT, 5.0%, 10/1/2017	4,340,000	4,642,107
AMT, 5.0%, 10/1/2022	1,000,000	1,204,150
Orlando & Orange County, FL, Expressway Authority Revenue, Junior Lien, 8.25%, 7/1/2016, INS: FGIC, NATL	6,000,000	6,195,120
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.01% **, 3/1/2034, LOC: Northern Trust Co.	3,000,000	3,000,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,668,775
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,658,300
		37,643,662
Georgia 3.0%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,161,850
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.29% *, Mandatory Put 7/1/2017 @ 100, 7/1/2025	1,715,000	1,714,777
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.0%, 11/1/2021	2,085,000	2,518,889
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	589,745
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,154,820
Series A, 5.0%, 2/15/2019	1,500,000	1,662,165
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,864,463
		11,666,709
Illinois 4.6%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,836,423
Chicago, IL, O'Hare International Airport Revenue, Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,112,590
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,309,920
Illinois, Regional Transportation Authority, Series A, 5.0%, 7/1/2022, INS: NATL	2,320,000	2,364,359
Illinois, State Finance Authority Revenue, University of Chicago:
Series B, ETM, Prerefunded, 5.0%, 7/1/2017	345,000	366,745
Series B, 5.0%, 7/1/2017	4,655,000	4,947,334
Lake County, IL, Forest Preserve District, Series A, 0.823% *, 12/15/2020	5,000,000	4,957,750
		17,895,121
Indiana 2.0%
Indiana, State Municipal Power Agency, Series A, 0.01% **, 1/1/2018, LOC: Citibank NA	2,645,000	2,645,000
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Revenue, Series F, AMT, 5.0%, 1/1/2018, INS: AMBAC	5,000,000	5,098,550
		7,743,550
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	1,790,000	1,897,096
Maryland 4.1%
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,439,950
Maryland, State General Obligation, Series B, 4.0%, 8/1/2023	3,000,000	3,552,540
Montgomery County, MD, Bond Anticipation Notes, Series B, 0.01% **, 6/1/2026, SPA: Wells Fargo Bank NA	6,860,000	6,860,000
		15,852,490
Massachusetts 4.4%
Massachusetts, State Consolidated Loan:
Series D-2, 0.31% *, Mandatory Put 8/1/2017 @ 100, 8/1/2043	5,000,000	4,984,750
Series C, 5.5%, 11/1/2017, INS: NATL	2,000,000	2,172,060
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.56% *, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,945,000	4,935,209
Massachusetts, State Water Resources Authority, Series A-2, 0.01% **, 8/1/2037, SPA: TD Bank NA	815,000	815,000
University of Massachusetts, Building Authority Revenue, Series 2, 0.26% **, 11/1/2034	4,000,000	4,000,000
		16,907,019
Michigan 2.3%
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	4,175,000	4,603,898
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,437,220
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series 1999B-3, 0.95%, Mandatory Put 2/1/2018 @ 100, 11/15/2033(a)	1,000,000	1,001,370
		9,042,488
Mississippi 1.1%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,278,219
Missouri 0.2%
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	465,000	489,329
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	275,000	292,990
		782,319
Nebraska 1.0%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series A, 2.5%, 9/1/2034	755,000	763,562
Series E, 3.0%, 3/1/2043	370,000	375,853
Series C, 4.5%, 9/1/2043	1,485,000	1,515,309
Omaha, NE, Public Power District Electric Revenue, Series A, 5.0%, 2/1/2016	1,300,000	1,300,364
		3,955,088
Nevada 1.5%
Las Vegas Valley, NV, Water District, Series C, 5.0%, 9/15/2023	3,590,000	4,469,299
Nevada, State General Obligation, Series E, 5.0%, 2/1/2018	1,065,000	1,156,483
		5,625,782
New Jersey 1.1%
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2018	540,000	589,858
New Jersey, State Turnpike Authority Revenue, Series B-2, 0.705% *, Mandatory Put 1/1/2017 @ 100, 1/1/2024	3,750,000	3,749,813
		4,339,671
New Mexico 0.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	410,000	434,899
New York 17.8%
Long Island, NY, Power Authority Revenue, Series A, 5.0%, 12/1/2016, INS: AGMC	5,205,000	5,288,436
New York, Metropolitan Transportation Authority Revenue, Series D-2B, 0.895% *, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	2,800,000	2,794,316
New York, Metropolitan Transportation Authority, Dedicated Tax Fund:
Series B-1, 0.01% **, 11/1/2022, LOC: State Street Bank & Trust Co.	1,900,000	1,900,000
Series A-1, 0.01% **, 11/1/2031, LOC: Royal Bank of Canada	2,900,000	2,900,000
Series A-2B, 0.59% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	3,967,520
New York, Montauk Union Free School District, 1.5%, 6/21/2016	5,000,000	5,017,850
New York, State Local Government Assistance Corp., Series 8V, 0.01% **, 4/1/2019, SPA: JPMorgan Chase Bank NA	4,500,000	4,500,000
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	8,731,730
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal One Group Association LP, AMT, 5.0%, 1/1/2018	5,000,000	5,365,900
New York, State Urban Development Corp. Revenue:
Series A3C, 0.01% **, 3/15/2033, SPA: JPMorgan Chase Bank NA	3,090,000	3,090,000
Series A3A, 0.01% **, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,730,000	1,730,000
New York, State Urban Development Corp. Revenue, Service Contract, Series A-5, 0.01% **, 1/1/2030, LOC: TD Bank North NA	1,800,000	1,800,000
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series D, 5.0%, 3/15/2018	1,000,000	1,091,160
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,270,500
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-4, 0.36% *, 1/1/2018, INS: AGMC	1,835,000	1,830,523
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-3, 0.01% **, 6/15/2045, SPA: State Street Bank & Trust Co.	4,000,000	4,000,000
Series B-4, 0.01% **, 6/15/2045, SPA: Northern Trust Co.	3,700,000	3,700,000
Series AA-2, 0.01% **, 6/15/2050, SPA: JPMorgan Chase Bank NA	1,550,000	1,550,000
New York City, NY, Transitional Finance Authority Revenue, Series 3, 0.01% **, 11/1/2022, SPA: Royal Bank of Canada	1,725,000	1,725,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series B, 5.0%, 2/1/2016	200,000	200,054
New York City, NY, Transitional Finance Authority Revenue, New York City Recovery, Series 1, 0.01% **, 11/1/2022, SPA: JPMorgan Chase Bank NA	1,650,000	1,650,000
New York, NY, General Obligation, Series J-8, 0.39% *, 8/1/2021	1,310,000	1,310,000
Port Authority of New York & New Jersey, Series 188, AMT, 5.0%, 5/1/2023	1,535,000	1,865,777
Port Authority of New York & New Jersey, One Hundred Eighty Fifth, AMT, 5.0%, 9/1/2017	1,500,000	1,600,635
		68,879,401
North Carolina 1.7%
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, ETM, 5.0%, 1/1/2017	1,500,000	1,563,375
Raleigh, NC, Combined Enterprise Systems Revenue:
Series B, 5.0%, 12/1/2023	2,500,000	3,168,200
Series B, 5.0%, 12/1/2024	1,295,000	1,662,676
		6,394,251
North Dakota 2.6%
North Dakota, State Housing Finance Agency Mortgage Revenue, Housing Finance Program, Series B, 0.4% **, 7/1/2038, SPA: Royal Bank of Canada	10,000,000	10,000,000
Ohio 3.7%
Columbus, OH, General Obligation, Series A, Prerefunded 9/1/2017 @ 100, 5.0%, 9/1/2020	1,000,000	1,069,870
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,048,955
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	6,030,000
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,726,875
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	265,000	276,498
		14,152,198
Oregon 0.6%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	2,030,000	2,177,297
Pennsylvania 4.3%
Delaware County, PA, General Obligation, 5.0%, 10/1/2016	1,000,000	1,001,750
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Series A, AMT, 0.65% *, Mandatory Put 4/1/2016 @ 100, 4/1/2019	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc., AMT, 0.55% *, Mandatory Put 5/2/2016 @ 100, 8/1/2045	8,000,000	8,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	785,000	846,976
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 0.89% *, 12/1/2020	2,000,000	1,995,660
Series B, 1.16% *, 12/1/2019	1,500,000	1,512,225
Series A-1, 5.0%, 12/1/2024	1,000,000	1,241,910
		16,598,521
South Carolina 0.3%
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue, Series B, 5.0%, 3/1/2018 (a)	1,000,000	1,040,970
South Dakota 0.3%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,145,000	1,218,875
Tennessee 0.8%
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	60,000	61,594
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,740,000	1,808,539
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	605,000	642,165
Series 1A, AMT, 4.5%, 1/1/2038	615,000	654,022
		3,166,320
Texas 20.2%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,181,290
Alvin, TX, Independent School District, School House, Series C, 5.0%, 2/15/2018	1,575,000	1,713,159
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 5.0%, Mandatory Put 1/7/2021 @ 100, 1/1/2045	1,000,000	1,137,710
Dallas, TX, General Obligation, 4.0%, 2/15/2016	595,000	596,053
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,548,640
5.0%, 10/1/2021	2,000,000	2,363,260
Fort Bend, TX, Independent School District Building, Series A, 0.66%, Mandatory Put 8/1/2016 @ 100, 8/1/2040	1,015,000	1,015,010
Fort Worth, TX, General Obligation:
3.0%, 3/1/2016	725,000	726,856
5.0%, 3/1/2016	4,260,000	4,278,616
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 0.59% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	3,956,600
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	637,006
Houston, TX, Independent School District, Series A-1, 3.0%, Mandatory Put 6/1/2016 @ 100, 6/1/2039	9,000,000	9,077,760
Lubbock, TX, Independent School District, 5.0%, 2/15/2016	355,000	355,781
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., AMT, 0.6% *, Mandatory Put 5/2/2016 @ 100, 1/1/2026(a)	4,000,000	4,000,000
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,450,390
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,877,902
Texas, Aldine Independent School District, School Building, 5.0%, 2/15/2016	2,115,000	2,119,653
Texas, Cypress-Fairbanks Independent School District Building, Series B-1, 2.0%, Mandatory Put 8/15/2016 @ 100, 2/15/2040	3,890,000	3,920,381
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2016	4,000,000	4,139,680
Series D, 5.0%, 11/1/2022	1,485,000	1,743,420
Series D, 5.0%, 11/1/2023	2,890,000	3,385,606
Texas, Lower Colorado River Authority Revenue:
Series A, ETM, Prerefunded, 5.0%, 5/15/2016	40,000	40,561
Series A, 5.0%, 5/15/2016	3,460,000	3,507,022
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.043% *, 9/15/2017, GTY: JPMorgan Chase & Co.	1,955,000	1,957,072
Texas, Sheldon Independent School District, 5.0%, 2/15/2016	875,000	876,925
Texas, State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 5.0%, 12/15/2021, GTY: Macquarie Group Ltd.	3,000,000	3,514,830
Texas, State Small Business, Series B, 0.38% **, 6/1/2045, SPA: U.S. Bank NA	5,330,000	5,330,000
Texas, State Transportation Commission Mobility Fund, Series B, 0.39% *, Mandatory Put 10/1/2018 @ 100, 10/1/2041	2,500,000	2,479,575
Texas, State Water Financial Assistance, Series A2, 2.0%, Mandatory Put 2/1/2018 @ 100, 8/1/2029	2,910,000	2,913,259
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2017	1,270,000	1,370,203
		78,214,220
Virginia 1.0%
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment, Series A, 5.0%, 2/1/2016	920,000	920,257
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.01% **, 11/1/2036, SPA: Wells Fargo Bank NA	1,560,000	1,560,000
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, Prerefunded, 5.0%, 11/1/2016	290,000	300,047
Series B, 5.0%, 11/1/2016	1,010,000	1,045,522
		3,825,826
Washington 1.7%
King County, WA, School District No. 409, 3.0%, 12/1/2017	1,405,000	1,465,106
Tacoma, WA, Electric System Revenue, Series A, 4.0%, 1/1/2018	1,500,000	1,592,265
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2018	1,200,000	1,321,572
Washington, State Motor Vehicle Fuel Tax, Series B, 5.0%, 7/1/2022	1,500,000	1,841,430
Washington, State Public Power Supply System, Series B, 7.125%, 7/1/2016	450,000	462,987
		6,683,360
Wisconsin 0.3%
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,135,310
Total Municipal Bonds and Notes (Cost $379,984,959)		391,387,444
	Shares	Value ($)
Open-End Investment Company 0.7%
BlackRock MuniFund, 0.02% *** (Cost $2,598,024)	2,598,024	2,598,024
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $382,582,983) †	101.9	393,985,468
Other Assets and Liabilities, Net	(1.9)	(7,365,587)
Net Assets	100.0	386,619,881

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
**	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2016.
***	Current yield; not a coupon rate.
†	The cost for federal income tax purposes was $382,582,983. At January 31, 2016, net unrealized appreciation for all securities based on tax cost was $11,402,485. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,826,614 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $424,129.
(a)	When-issued security.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$391,387,444	$—	$391,387,444
Open-End Investment Company	2,598,024	—	—	2,598,024
Total	$2,598,024	$391,387,444	$—	$393,985,468

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short-Term Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016